MARKETABLE EQUITY SECURITIES - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Marketable Securities [Abstract]
Equity securities sold (in shares)		26,700
Proceeds from sale of marketable securities	$ 0	$ 224